Acquisitions & Dispositions (Tables)	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
Schedule of Business Acquisitions, by Acquisition
The following table summarizes the fair values of the assets acquired and liabilities assumed at the date of the acquisition (in thousands):

Current assets, net of cash acquired	$3,763
Property and equipment	96
Intangible assets (primarily developed technologies and customer relationships)	17,090
Tax-deductible goodwill	16,472
Non-tax deductible goodwill	3,099
Current liabilities	(1,329)
Net assets acquired	$39,191
The following table summarizes the fair values of the assets acquired and liabilities assumed at the date of the acquisition (in thousands):

Current assets, net of cash acquired	$18,655
Non-current assets	238
Property and equipment	2,408
Intangible assets (primarily customer relationships)	30,400
Tax-deductible goodwill	20,559
Current liabilities	(12,633)
Long-term liabilities	$(2,355)
Net assets acquired, net of cash acquired	$57,272
The following table summarizes the fair values of the assets acquired and liabilities assumed at the date of the acquisition (in thousands):

Accounts Receivable	$28,044
Inventory	40,005
Other current assets	3,141
Property and equipment	51,585
Intangible assets (primarily developed technologies and customer relationships)	228,190
Tax-deductible goodwill	69,423
Non-tax deductible goodwill	64,491
Current liabilities	(16,005)
Long term liabilities	$(54)
Total net assets	$468,820
Fair value of equity method investment previously held	(178,500)
Net assets acquired	$290,320
The following table summarizes the consideration transferred to acquire the remaining ownership interests of Global Tubing (in thousands other than stock price and shares issued):

Purchase Consideration
Forum Energy Technologies' closing stock price on October 2, 2017	$15.10
Multiplied by number of shares issued for acquisition	11,488,208
Common shares	$173,472
Cash	31,764
Repayment of Global Tubing debt at acquisition	85,084
Total Consideration paid for the acquisition	$290,320

Business Acquisition, Pro Forma Information
he following unaudited pro forma summary presents consolidated information as if the Global Tubing acquisition had occurred on January 1, 2016:

	Pro Forma Year Ended December 31,
	2017	2016
Net sales	$901,856	$659,108
Net loss attributable to common stockholders	(125,204)	(101,173)